Description of the Business (Details) - USD ($)	Mar. 08, 2022	Dec. 07, 2022
Schedule of Reverse Capitalization [Line Items]
Purchase price	$ 1,800,000,000
Minimum closing cash condition	$ 250,000,000
Subsequent Event
Schedule of Reverse Capitalization [Line Items]
Minimum closing cash condition		$ 230,000,000
Sale of stock price (usd per share)		$ 10.00